Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
CASH FLOW FROM OPERATING ACTIVITIES FROM OPERATIONS
Net (loss) income	$ (27,868,528)	$ 3,407,485
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Home office allocation		(4,380,499)
Depreciation, amortization, depletion, accretion and impairment	6,406,201	1,587,702
Share-based compensation	1,727,404
Fees paid in termination of note payable	65,065
Loss on disposal of Norr and Elysian	144,654
Bad debt reserve	50,895
Gain on disposal of oil and gas property, ARO and fixed assets	(405,052)	(29,078)
Change in fair value of derivative liability	(3,451,752)
Common stock issued for services	1,666,667
Derivative expense	10,124,521
Amortization of discount	6,525
Expenses recorded on notes payable and preferred stock transactions	50,000
Changes in assets and liabilities
Accounts receivable	(290,103)	42,692
Receivable - Participation Agreement	(1,597,632)
Inventory	3,702	(43,136)
Prepaid expenses and other current assets	(721,865)	(24,561)
Amortization of right of use asset - operating leases	107,104	83,167
Amortization of right of use asset - financing leases	5,173
Deferred revenues	3,243,153
Contribution from Ecoark Holdings, Inc.	3,884,620	2,754,616
Operating lease expense	(115,843)	(89,570)
Interest expense on financing leases	806
Accrued payable and accrued liabilities	629,992	(2,978,112)
Total adjustments	21,534,235	(3,076,779)
Net cash used in operating activities of continuing operations	(6,334,293)	330,706
Net cash used in discontinued operations	(88,340)
Net cash (used in) provided by operating activities	(6,422,633)	330,706
CASH FLOWS FROM INVESTING ACTIVITIES
Advances on note receivable	(200,000)
Purchases of oil and gas properties, net of asset retirement obligations		(303,500)
Payments received from note receivable	200,000
Capitalized drilling costs	(214,197)
Proceeds from the sale of fixed assets		2,500
Proceeds from the sale of oil and gas properties	999,999
Purchase of fixed assets	(1,096,442)	(19,500)
Net cash (used in) investing activities	(310,640)	(320,500)
CASH FLOWS FROM FINANCING ACTIVITIES
(Decrease) in cash overdraft	(27,918)	(9,798)
Proceeds from Series C Preferred Stock, net	4,721,816
Proceeds from note payable	1,485,000
Proceeds from long-term debt	145,266
Repayment of long-term debt and note payable	(1,588,561)
Proceeds from Ecoark Holdings, Inc. in acquisition of White River	3,000,000
Payment of lease liability	(37,941)
Net cash provided by (used in) financing activities	7,697,662	(9,798)
NET INCREASE IN CASH AND RESTRICTED CASH	964,389	408
CASH AND RESTRICTED CASH - BEGINNING OF PERIOD	251,050	250,413	$ 250,413
CASH AND RESTRICTED CASH - END OF PERIOD	1,215,439	250,821	251,050	$ 250,413
SUPPLEMENTAL DISCLOSURES
Cash paid for interest expense	10,841
Cash paid for income taxes	2,939
SUMMARY OF NON-CASH ACTIVITIES:
Net assets acquired from Fortium Holdings Corp.	46,157
Bifurcation of derivative liability from convertible note	923,956
ROU asset acquired for lease liability - financing leases	189,705
Fixed assets acquired for notes payable and long-term debt	1,587,701
White River Holdings Corp [Member]
CASH FLOW FROM OPERATING ACTIVITIES FROM OPERATIONS
Net (loss) income			(6,922,753)	(9,756,222)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Home office allocation			(1,733,784)	865,934
Depreciation, amortization, depletion, accretion and impairment			6,218,182	958,142
Share-based compensation			120,675
Loss on disposal of Norr and Elysian
Bad debt reserve				183,713
Gain on disposal of oil and gas property, ARO and fixed assets			681,808
Loss on abandonment of oil and gas property				109,407
Loss on conversion of debt and liabilities to common stock				2,439,969
Changes in assets and liabilities
Accounts receivable			216,252	(1,016,920)
Inventory			4,456	(122,007)
Prepaid expenses and other current assets			(4,874)	(333,132)
Amortization of right of use asset - operating leases			118,773	79,246
Contribution from Ecoark Holdings, Inc.			3,366,022	13,265,294
Operating lease expense			(128,001)	(48,014)
Accrued payable and accrued liabilities			(2,412,275)	1,204,500
Total adjustments			6,447,234	17,586,132
Net cash (used in) provided by operating activities			(475,519)	7,829,910
CASH FLOWS FROM INVESTING ACTIVITIES
Advances on note receivable				(275,000)
Purchases of oil and gas properties, net of asset retirement obligations			(303,500)	(3,215,060)
Capitalized drilling costs				(2,696,542)
Proceeds from the sale of fixed assets			5,032
Proceeds from the sale of oil and gas properties			906,274
Purchase of fixed assets			(22,032)	(220,283)
Net cash (used in) investing activities			585,774	(6,406,885)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Ecoark Holdings, Inc. in acquisition of White River
(Decrease) increase in cash overdraft			(109,618)	137,536
Repayments of notes payable - related parties				(296,013)
Repayment to prior owners				(1,130,068)
Net cash provided by (used in) financing activities			(109,618)	(1,288,545)
NET INCREASE IN CASH AND RESTRICTED CASH			637	134,480
CASH AND RESTRICTED CASH - BEGINNING OF PERIOD	$ 251,050	$ 250,413	250,413	115,933
CASH AND RESTRICTED CASH - END OF PERIOD			251,050	250,413
SUPPLEMENTAL DISCLOSURES
Cash paid for interest expense
Cash paid for income taxes
SUMMARY OF NON-CASH ACTIVITIES:
Due to parent for acquisition of oil and gas reserves and fixed assets, net of asset retirement obligations				2,860,000
Note receivable offset against oil and gas reserves in acquisition of Rabb				304,475
Net assets acquired from Fortium Holdings Corp.
Contribution by Ecoark Holdings